Taxes - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 192	$ 87
Undistributed earnings of foreign subsidiaries indefinitely reinvested in foreign operations	$ 799